Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013		Sep. 30, 2012		Sep. 30, 2011
Cash flows from operating activities:
Net income	$ 15,385		$ 7,808		$ 12,211
Adjustments to reconcile net income to net cash provided by continuing operating activities:
Depreciation, depletion and amortization	14,065		12,994		12,210
Deferred income taxes	4,437		1,539		491	[1]
Equity in loss of joint ventures	63		8		39
(Gain) on sale of equipment and property	(8,889)		(2,332)		(363)
(Income) from discontinued operations, net	0		(97)		(5,222)
Stock-based compensation	883		701		704
Net changes in operating assets and liabilities:
Accounts receivable	47		(317)	[2]	(762)
Inventory of parts and supplies	(38)		278		(456)
Prepaid expenses and other current assets	1,340		(685)		(131)
Other assets	(1,595)		(1,899)		(125)
Accounts payable and accrued liabilities	867	[3]	1,572		1,290
Income taxes payable and receivable	901		(333)		1,140	[1]
Long-term insurance liabilities and other long-term liabilities	(340)		1,070		217
Net cash provided by operating activities of continuing operations	27,126		20,307		21,243
Net cash provided by (used in) operating activities of discontinued operations	0		177		(642)
Net cash provided by operating activities	27,126		20,484		20,601
Cash flows from investing activities:
Purchase of transportation group property and equipment	(15,612)		(10,459)		(6,743)
Investments in mining royalty land segment	0		(11,039)		0
Investments in developed property rentals segment	(22,936)		(12,850)		(11,129)	[1]
Investment in joint ventures	(116)		(125)		(114)
Cash held in escrow	(1,569)		0		0
Proceeds from the sale of real estate held for investment, property, plant and equipment	17,708	[3]	2,817		763
Proceeds received from Notes Receivable	0		0		5,620
Net cash used in investing activities	(22,525)		(31,656)		(11,603)
Cash flows from financing activities:
Repayment of long-term debt	(12,466)		(4,902)		(4,588)
Repurchase of Company Stock	(233)		(315)		(1,395)
Proceeds from borrowing on revolving credit facility	7,300		0		0
Payment on revolving credit facility	(7,300)		0		0
Excess tax benefits from exercises of stock options and vesting of restricted stock	701		754		322
Exercise of employee stock options	1,186		1,322		538
Net cash used in financing activities	(10,812)		(3,141)		(5,123)
Net (decrease) increase in cash and cash equivalents	(6,211)		(14,313)		3,875
Cash and cash equivalents at beginning of year	6,713		21,026		17,151
Cash and cash equivalents at end of the year	502		6,713		21,026
Supplemental disclosures of cash flow information:
Cash paid during the year for interest, net of capitalized amounts	2,520		2,638		3,346
Cash paid during the year for income taxes	$ 3,803		$ 3,717		$ 2,411

[1]	The Company recorded non-cash transactions in fiscal 2011 from an exchange of real estate of $4,941 along with a related deferred tax liability of $1,792 and a $2,126 permanent tax benefit on the value of donated minerals and aggregates which was recorded as a $303 receivable and $1,823 deferred tax.
[2]	The Company recorded non-cash transactions in 2012 for a $2,311 receivable on previously capitalized real estate taxes on the Anacostia property.
[3]	The Company recorded a $334 non-cash transaction for accrued liabilities of deferred gains and post sale obligations related to investment land sold in 2013.